4. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Provision for income taxes	$ 912	$ 912
Increase in valuation allowance	$ 317,000
Operating loss carryforwards expiration dates	Operating losses expire at various dates from 2016 through 2035 and losses from Hong Kong operations carry forward indefinitely.
Federal [Member]
Operating loss carryforwards	$ 8,430,000
State [Member]
Operating loss carryforwards	3,900,000
Hong Kong operations [Member]
Operating loss carryforwards	$ 2,252,000